Document and Entity Information	12 Months Ended
Jan. 25, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Central Index Key	0000202032
Amendment Flag	false
Document Creation Date	Jan. 25, 2013
Document Effective Date	Jan. 25, 2013
Prospectus Date	Jan. 25, 2013